The Integrity Funds
1 Main Street North
Minot, North Dakota 58703

April 29, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  Filing Desk, Stop 1-4

Re:   The Integrity Funds
 (File No. 33-53698) (CIK No. 0000893730)

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  The most recent amendment to the registration statement was filed electronically with the Commission on April 22, 2005.

Very truly yours,

The Integrity Funds

By:  /s/ Robert E. Walstad

President